Financial risk management and financial instruments - Commodity Price Sensitivity (Details) - Commodity price risk - crude oil - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Financial risk management and financial instruments
Percentage of change in significant exposure used for sensitivity analysis	10.00%
Income statement impact of increase in risk variable	R (81)	R (193)